SCHEDULE OF ACCOUNTS RECEIVABLE (Details) - USD ($) $ in Thousands	Mar. 31, 2021	Dec. 31, 2020	Mar. 31, 2020	Dec. 31, 2019
Receivables [Abstract]
Trade receivables	$ 129,050	$ 118,557
Less: allowance for doubtful accounts	(1,541)	(1,722)	$ (2,442)	$ (1,844)
Total	$ 127,509	$ 116,835